Note 9 - Employee Defined Contribution Plan (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Contribution Plan, Cost	$ 82	$ 54	$ 38